UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, November 12, 2009

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 162,007 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,738    56,608  SH          Sole               56,608
AMERICAN EXPRESS CO           COM           025816109         3,526   104,000  SH          Sole              104,000
ANALOG DEVICES INC            COM           032654105         1,356    49,148  SH          Sole               49,148
APACHE CORP                   COM           037411105         4,495    48,950  SH          Sole               48,950
BAKER HUGHES INC              COM           057224107         2,218    52,000  SH          Sole               52,000
BANK OF AMERICA CORPORATION   COM           060505104         4,061   240,000  SH          Sole              240,000
BARRICK GOLD CORP             COM           067901108         2,139    56,442  SH          Sole               56,442
BRISTOL MYERS SQUIBB CO       COM           110122108         1,554    69,000  SH          Sole               69,000
CA INC                        COM           12673P105         1,715    78,000  SH          Sole               78,000
CIGNA CORP                    COM           125509109         1,067    38,000  SH          Sole               38,000
CISCO SYS INC                 COM           17275R102         5,024   213,430  SH          Sole              213,430
CITIGROUP INC                 COM           172967101         2,904   600,000  SH          Sole              600,000
COCA COLA CO                  COM           191216100         2,470    46,000  SH          Sole               46,000
CONOCOPHILLIPS                COM           20825C104         4,245    93,996  SH          Sole               93,996
DISNEY WALT CO                COM DISNEY    254687106         2,075    75,566  SH          Sole               75,566
DUKE ENERGY CORP NEW          COM           26441C105         1,889   120,000  SH          Sole              120,000
ENCANA CORP                   COM           292505104         1,502    26,000  SH          Sole               26,000
EOG RES INC                   COM           26875P101         1,670    20,000  SH          Sole               20,000
EXELON CORP                   COM           30161N101         2,760    55,630  SH          Sole               55,630
EXPRESS SCRIPTS INC           COM           302182100         1,940    25,000  SH          Sole               25,000
EXXON MOBIL CORP              COM           30231G102         4,602    67,068  SH          Sole               67,068
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         3,839    55,947  SH          Sole               55,947
GENERAL ELECTRIC CO           COM           369604103         2,791   170,000  SH          Sole              170,000
GOLDMAN SACHS GROUP INC       COM           38141G104         2,028    11,000  SH          Sole               11,000
HEWLETT PACKARD CO            COM           428236103         2,597    55,000  SH          Sole               55,000
HOME DEPOT INC                COM           437076102         2,485    93,285  SH          Sole               93,285
HONEYWELL INTL INC            COM           438516106         3,195    86,000  SH          Sole               86,000
INGERSOLL-RAND COMPANY LTD    CL A          G4776G101         1,994    65,000  SH          Sole               65,000
INTEL CORP                    COM           458140100         2,901   148,230  SH          Sole              148,230
INTERNATIONAL BUSINESS MACHS  COM           459200101         2,699    22,565  SH          Sole               22,565
INTUIT                        COM           461202103         2,047    71,823  SH          Sole               71,823
JOHNSON & JOHNSON             COM           478160104         5,407    88,795  SH          Sole               88,795
JPMORGAN CHASE & CO           COM           46625H100         4,492   102,500  SH          Sole              102,500
KRAFT FOODS INC               CL A          50075N104         1,970    75,000  SH          Sole               75,000
LAUDER ESTEE COS INC          CL A          518439104         1,706    46,000  SH          Sole               46,000
LOCKHEED MARTIN CORP          COM           539830109         3,893    49,859  SH          Sole               49,859
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         6,064   109,643  SH          Sole              109,643
METLIFE INC                   COM           59156R108         1,904    50,000  SH          Sole               50,000
MICROSOFT CORP                COM           594918104         4,795   185,218  SH          Sole              185,218
MOODYS CORP                   COM           615369105           595    29,070  SH          Sole               29,070
PEABODY ENERGY CORP           COM           704549104         2,310    62,064  SH          Sole               62,064
PEPSICO INC                   COM           713448108         3,141    53,553  SH          Sole               53,553



                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC        COM           718172109        2,910     59,708  SH          Sole               59,708
PNC FINL SVCS GROUP INC       COM           693475105        1,603     33,000  SH          Sole               33,000
PULTE HOMES INC               COM           745867101          879     80,000  SH          Sole               80,000
SAFEWAY INC                   COM NEW       786514208        1,578     80,000  SH          Sole               80,000
STATE STR CORP                COM           857477103        3,314     63,000  SH          Sole               63,000
SUNCOR ENERGY INC NEW         COM           867224107        2,788     80,000  SH          Sole               80,000
SYMANTEC CORP                 COM           871503108        1,634     99,200  SH          Sole               99,200
TARGET CORP                   COM           87612E106        3,736     80,036  SH          Sole               80,036
TIME WARNER CABLE INC         COM           88732J207        2,747     63,740  SH          Sole               63,740
TIME WARNER INC               COM NEW       887317303        1,919     66,692  SH          Sole               66,692
TOLL BROTHERS INC             COM           889478103          774     39,600  SH          Sole               39,600
TORONTO DOMINION BK ONT       COM NEW       891160509        3,549     55,000  SH          Sole               55,000
TRANSOCEAN LTD                REG SHS       H8817H100        2,143     25,059  SH          Sole               25,059
UNION PAC CORP                COM           907818108        2,276     39,000  SH          Sole               39,000
UNITED STATES STL CORP NEW    COM           912909108          799     18,000  SH          Sole               18,000
UNITEDHEALTH GROUP INC        COM           91324P102        2,379     95,000  SH          Sole               95,000
VERIZON COMMUNICATIONS INC    COM           92343V104        1,812     59,869  SH          Sole               59,869
WELLPOINT INC                 COM           94973V107        2,131     45,000  SH          Sole               45,000
XEROX CORP                    COM           984121103        1,873    242,000  SH          Sole              242,000
YUM BRANDS INC                COM           988498101        2,363     70,000  SH          Sole               70,000

                                            TOTAL          162,007